Loans	9 Months Ended
Sep. 30, 2022
Loans
Loans

13. Loans

As of September 30, 2021, CureVac had drawn the first of the three tranches of the EIB loan received in December 2020 and, thus, EUR 25 million (plus accrued interest of EUR 2,543k) was outstanding on the loan as of that date.

During the year ended December 31, 2021, CureVac decided to early terminate the EIB loan for a total cash consideration of EUR 26,633k, which comprises of EUR 25,000k repayment of the loan and 1,633k interest and fees. As of December 31, 2021, the EIB loan was fully repaid.